Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 12,093	$ 6,741
Research and development payable	2,468	3,012
License fees and royalties	2,982	2,637
Professional fees	1,714	1,765
Equipment	1,170	359
Others	3,219	3,096
Accrued expenses and other current liabilities	$ 23,646	$ 17,610